PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
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PROPERTY, PLANT & EQUIPMENT

PROPERTY, PLANT & EQUIPMENT

€ in thousands	Land and buildings	Equipment	Furniture	Equipment under leasing	Leasehold improve- ments	Total
Cost	0	11,418	2,049	2,181	847	16,495
Accumulated depreciation and impairment	0	(10,373)	(1,678)	(1,388)	(755)	(14,194)

Carrying amount at January 1, 2015	0	1,045	371	793	92	2,301

Additions	413	960	50	0	36	1,459
Depreciation charge	(24)	(642)	(223)	(230)	(21)	(1,140)

Carrying amount at December 31, 2015	389	1,363	198	563	107	2,620

Cost	413	12,378	2,099	2,181	883	17,954
Accumulated depreciation and impairment	(24)	(11,015)	(1,901)	(1,618)	(776)	(15,334)

Carrying amount at January 1, 2016	389	1,363	198	563	107	2,620

Additions	0	2,421	346	0	120	2,887
Depreciation charge	(34)	(1,267)	(179)	(230)	(51)	(1,761)

Carrying amount at December 31, 2016	355	2,517	365	333	176	3,746

Cost	413	14,799	2,445	2,181	1,003	20,841
Accumulated depreciation and impairment	(58)	(12,282)	(2,080)	(1,848)	(827)	(17,095)

Carrying amount at January 1, 2017	355	2,517	365	333	176	3,746

Additions		2,022	183		118	2,323
Depreciation charge	(34)	(1,664)	(176)	(229)	(89)	(2,193)

Carrying amount at December 31, 2017	321	2,875	372	104	205	3,876

Cost	413	16,821	2,628	2,181	1,121	23,164
Accumulated depreciation and impairment	(92)	(13,946)	(2,256)	(2,077)	(916)	(19,288)